Revenue - Interest income net (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Interest revenue calculated using the effective interest rate	₽ (1,854)	₽ (1,052)	₽ (899)
Interest expense classified as part of cost of revenue	89	42	37
Interest income from non-banking loans classified separately in the consolidated statement of comprehensive income	(41)	(35)	(36)
Interest expense from non-banking loans classified separately in the consolidated statement of comprehensive income	24	29	64
Interest income, net, for the purposes of consolidated cash flow statement	₽ (1,782)	₽ (1,016)	₽ (834)